Significant Accounting Policies - Principles of consolidation to short-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principles of consolidation
Net loss attributable to non-controlling interests	¥ (1,038)	¥ 889	¥ (156)
Functional currency and foreign currency translation
Total foreign currency translation adjustments	(1,090)	(4,843)	¥ (3,285)
Fair value measurements
Impairment loss	0
Recurring
Fair value measurements
Short-term investments-Wealth management products	119,140	148,344
Level 2 | Recurring
Fair value measurements
Short-term investments-Wealth management products	¥ 119,140	¥ 148,344